Basis of presentation - Disclosure of detailed information about foreign exchange rates (Details) - CAD_per_USD	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
Average rate (C$/US$)	0.7302	0.741
Closing exchange rate (C$/US$)	0.695	0.7561	0.7383